UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/Douglas C. Floren       Greenwich, Connecticut    November 11, 2005
       ------------------------   --------------------------  -----------------
             [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             42
                                               -------------
                                                  109,894
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Abgenix Inc                       Common Stock   00339B107   1,858   340,000 SH       sole                340,000
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Alkermes Inc                      Common Stock   01642T108   1,747   104,000 SH       sole                104,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   3,585    45,000 SH       sole                 45,000
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Amicas Inc                        Common Stock   001712108   1,134   210,000 SH       sole                210,000
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Amylin Pharmaceuticals Inc        Common Stock   032346108   3,514   101,000 SH       sole                101,000
-----------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102     109    11,000 SH       sole                 11,000
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Array Biopharma Inc               Common Stock   04269X105   1,278   178,000 SH       sole                178,000
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Res Inc                Common Stock   122014103     211     2,600 SH       sole                  2,600
-----------------------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences Inc         Common Stock   130872104   2,995   426,000 SH       sole                426,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   2,646    57,000 SH       sole                 57,000
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc        Common Stock   229678107   3,662   170,000 SH       sole                170,000
-----------------------------------------------------------------------------------------------------------------------------------
Curagen Corp                      Common Stock   23126R101   2,312   467,000 SH       sole                467,000
-----------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101     523   114,000 SH       sole                114,000
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Genentech Inc                     Common Stock   368710406  13,642   162,000 SH       sole                162,000
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Gen-Probe Inc New                 Common Stock   36866T103   2,473    48,500 SH       sole                 48,500
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Gilead Sciences Inc               Common Stock   375558103   2,145    44,000 SH       sole                 44,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   4,389   323,000 SH       sole                323,000
-----------------------------------------------------------------------------------------------------------------------------------
Illumina Inc                      Common Stock   452327109   4,880   381,000 SH       sole                381,000
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                   Common Stock   46185R100   1,956    26,000 SH       sole                 26,000
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Johnson & Johnson                 Common Stock   478160104     626     9,900 SH       sole                  9,900
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Kinetic Concepts Inc              Common Stock   49460W208     210      3500 SH       sole                  3,500
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Lilly Eli & Co                    Common Stock   532457108   1,822    34,044 SH       sole                 34,044
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101   1,542   163,500 SH       sole                163,500
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102   4,536    17,800 SH       sole                 17,800
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Medtronic Inc                     Common Stock   585055106     523     9,751 SH       sole                  9,751
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Myriad Genetics Inc               Common Stock   62855J104   9,847   450,500 SH       sole                450,500
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics               Common Stock   640268108   2,449   144,500 SH       sole                144,500
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Neurocrine Biosciences Inc        Common Stock   64125C109   9,297   189,000 SH       sole                189,000
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Nuvelo Inc                        Common Stock   67072M301     480    50,000 SH       sole                 50,000
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Omnicell Inc                      Common Stock   68213N109   2,588   266,000 SH       sole                266,000
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Panacos Pharmaceuticals Inc       Common Stock   69811Q106     604    62,000 SH       sole                 62,000
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Pfizer Inc                        Common Stock   717081103     444    17,796 SH       sole                 17,796
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Protein Design Labs Inc           Common Stock   74369L103   6,118   218,500 SH       sole                218,500
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Regeneron Pharmaceuticals         Common Stock   75886F107     835    88,000 SH       sole                 88,000
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Sangamo Biosciences Inc           Common Stock   800677106     593   135,000 SH       sole                135,000
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Sepracor Inc                      Common Stock   817315104   7,197   122,000 SH       sole                122,000
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Sirna Therapeutics Inc            Common Stock   829669100   1,071   243,500 SH       sole                243,500
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Symyx Technologies                Common Stock   87155S108   1,489    57,000 SH       sole                 57,000
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Third Wave Technologies Inc       Common Stock   88428W108     881   178,000 SH       sole                178,000
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WebMD Corp                        Common Stock   94769M105   1,330   120,000 SH       sole                120,000
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Valentis Inc                      Common Stock   91913E302      98    41,100 SH       sole                 41,100
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Xenogen Corp                      Common Stock   98410R108     255    83,100 SH       sole                 83,100
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